MAINSTAY VP FUNDS TRUST

MainStay VP Small Cap Core Portfolio (the “Portfolio”)

Supplement dated April 5, 2016 (“Supplement”)

to the Portfolio’s Currently-Effective Prospectus

The Portfolio has not yet commenced investment operations and, therefore, all shares of the Portfolio are currently closed to investors. The Portfolio intends to become open to investors upon the effectiveness of a subsequent amendment to its registration statement, which is expected to take place on or about
May 1, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.